Share-based payments (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Summary of Share-based Compensation Expense

Share-based compensation expense during the years ended March 31, 2019, 2018 and 2017 is as follows:

	Year ended March 31,
	2019		2018		2017
Share-based compensation expense recorded in	$		$		$
Cost of revenue		4,278		3,770		2,765
Selling and marketing expenses		3,983		2,557		1,723
General and administrative expenses		22,044		24,238		18,548

Total share-based compensation expense		$30,305		$30,565		$23,036

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices

Movements in the number of options outstanding under the 2006 Incentive Award Plan and their related weighted average exercise prices are as follow:

	Shares	Weighted average exercise price	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	117,179	$27.25	0.10	$163
Exercised	(48,227)	7.63
Lapsed	(68,952)	7.87

Outstanding as at March 31, 2018	—	$—	—	$—
Exercised	—	—	—	—
Lapsed	—	—	—	—

Outstanding as at March 31, 2019	—	—	—	—
Options exercisable	—	$—	—	$—

RSUs dependent on non-market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
(i)

Movements in the number of RSUs dependent on non-market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	1,573,246	$22.47	7.50	$45,011
Granted	497,689	30.85
Exercised	(961,111)	21.45
Forfeited	(34,775)	29.07
Lapsed	(2,216)	23.47

Outstanding as at March 31, 2018	1,072,833	$27.05	7.75	$48,632
Granted	383,229	47.89
Exercised	(422,088)	28.40
Forfeited	(70,723)	36.08
Lapsed	(10,856)	8.22

Outstanding as at March 31, 2019	952,395	$34.38	7.62	$50,734
RSUs exercisable	410,948	$27.40	6.33	$21,891

RSUs dependent on market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values

Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	203,990	$13.21	8.10	$5,836
Granted	—
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2018	203,990	$13.21	7.10	$9,247
Granted	—
Exercised	—
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2019	203,990	13.21	6.10	$10,867
RSUs exercisable	5,000	$14.30	7.08	$266

RSUs related total shareholders return [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values

Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	—	$—	—	$—
Granted	248,655	36.52
Exercised	—
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2018	248,655	$36.52	9.08	$11,272
Granted	166,760	57.20	—	—
Exercised	—	—
Forfeited	(62,040)	44.15
Lapsed	—	—

Outstanding as at March 31, 2019	353,375	44.94	8.49	18,824
RSUs exercisable	—	$—	—	$—

PSUs [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values

Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	1,184,852	$21.00	7.36	$33,899
Granted	400,463	30.35
Exercised	(506,660)	16.79
Forfeited	(18,681)	29.38

Outstanding as at March 31, 2018	1,059,975	$26.36	7.51	$48,048
Granted	199,303	47.54
Exercised	(297,052)	23.25
Forfeited	(48,467)	30.06

Outstanding as at March 31, 2019	913,759	29.80	7.13	48,674
PSUs exercisable	272,977	$21.91	5.59	$14,541